Commitments, Contingencies and Guarantees (Commitments Outstanding) (Details) In Millions	Mar. 31, 2011 Commitments to Extend Credit [Member] USD ($)	Mar. 31, 2011 Commitments to Extend Credit [Member] JPY (¥)	Mar. 31, 2010 Commitments to Extend Credit [Member] JPY (¥)	Mar. 31, 2011 Commitments to Invest in Partnerships [Member] USD ($)	Mar. 31, 2011 Commitments to Invest in Partnerships [Member] JPY (¥)	Mar. 31, 2010 Commitments to Invest in Partnerships [Member] JPY (¥)	Mar. 31, 2011 Commitments to Purchase Aircrafts [Member] USD ($)	Mar. 31, 2011 Commitments to Purchase Aircrafts [Member] JPY (¥)
Commitments outstanding	$ 3,199	¥ 264,736	¥ 228,439	$ 459	¥ 38,008	¥ 40,203	$ 942	¥ 77,928